THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

SUPPLEMENT TO THE PROSPECTUSES

CUSTOM VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2012)

EXECUTIVE VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2012)

SURVIVORSHIP VARIABLE UNIVERSAL LIFE (DATED MAY 1, 2012)

Following the close of business on the last business day of 2012, and starting on your 2013 policy anniversary, this Supplement amends certain information in your Custom Variable Universal Life Prospectus, Executive Variable Universal Life Prospectus and Survivorship Variable Universal Life Prospectus as indicated below.

The following rows in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Custom Variable Universal Life Prospectus are replaced as follows:

Periodic Charges (Other than Portfolio Operating Expenses)[1]
Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.006822 per $1,000 of net amount at risk	$0.01500 per $1,000 of net amount at risk
Charge for Insured Issue Age 35, Male, Premier Non-Tobacco underwriting classification [5]		$0.01418 per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]	$0.09083 per $1,000 of net amount at risk in the first Policy Year (varies by Policy Year)[5]
Mortality and Expense Risk Charge	Monthly, on each Monthly Processing Date

0.22% annually (0.01833% monthly rate) of Invested Assets for Policy Years 1-10

0.07% annually (0.00583% monthly rate) of Invested Assets for Policy Years 11-20

0.00% annually (0.00000% monthly rate) of Invested Assets for Policy Years 21 and above

All Policy Years: 0.60% annually (0.050% monthly rate) of Invested Assets
Payment of Selected Monthly Premium Upon Total Disability Benefit Charge[15]	Monthly, on each Monthly Processing Date
Maximum Charge[16]		The greater of $0.037 per $1.00 of Selected Monthly Premium, or $0.058 per $1.00 of Specified Monthly Charges	The greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 35, Premier Non-Tobacco underwriting classification[24]		$0.003 per $1.00 of Selected Monthly Premium	$0.012 per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability Benefit Charge [18]	Monthly, on each Monthly Processing Date

Periodic Charges (Other than Portfolio Operating Expenses)[1]
Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Maximum Charge[19]		$0.058 per $1.00 of Specified Monthly Charges	$0.147 per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 35, Male, Premier Non-Tobacco underwriting classification		$0.003 per $1.00 of Specified Monthly Charges	$0.011 per $1.00 of Specified Monthly Charges

Footnotes 15 and 17 of the Periodic Charges (Other than Portfolio Operating Expenses) table in the Custom Variable

Universal Life Prospectus have been replaced by the following:

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The charges for the Payment of Selected Monthly Premium Upon Total Disability vary based on the Insured’s Attained Age and underwriting classification. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. The charges shown in the table may not be representative of the charges a particular Owner may pay. “Selected Monthly Premium” is an amount the Owner selects subject to a maximum permitted amount. The Selected Monthly Premium Benefit provides for the payment of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the payment of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the greater of a rate times the Selected Monthly Premium or a rate times the Specified Monthly Charges.

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The minimum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 0-26, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.

A new footnote, Footnote 24, of the Periodic Charges (Other than Portfolio Operating Expenses) table in the Custom Variable

Universal Life Prospectus has been added stating the following:

[24]	This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.

The second and eighth bullet points in the “Charges and Deductions – Monthly Policy Charges and Service Charges” section in the Custom Variable Universal Life Prospectus are replaced with the following:

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Monthly Mortality and Expense Risk Charge. The maximum amount of the charge is equal to an annual rate of 0.60% (0.05% monthly rate) of Invested Assets. Currently the charge is equal to an annual rate of 0.22% (0.01833% monthly rate) of Invested Assets for the first ten Policy Years, 0.07% (0.00583% monthly rate) of Invested Assets for Policy
Years 11-20, and 0.00% (0.00000% monthly rate) of Invested Assets for Policy Years 21 and higher. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

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Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability. Waiver Benefit: Payment of Specified Monthly Charges Upon Total Disability and Additional Purchase Benefit. The charge for a Waiver Upon Total Disability Benefit is deducted if either of the Waiver benefits is selected. Charges for these optional benefits vary based on the Insured’s Attained Age and underwriting classification, and the amount of the benefit. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard risk rate. We also deduct a charge for the Additional Purchase Benefit, if selected. The charge for this optional benefit varies based on the Insured’s Attained Age at the time the benefit is added to the Policy, gender, and the amount of the benefit. The guaranteed maximum charge for the Payment of Selected Monthly Premium Upon Total Disability Benefit is the greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges. The guaranteed maximum charge for the Payment of Specified Monthly Charges Upon Total Disability Benefit is $0.147 per $1.00 of Specified Monthly Charges.

The following rows in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Executive Variable Universal Life Prospectus are replaced as follows:

Amount Deducted
Charge	When Charge is Deducted	Current Charge	Guaranteed Maximum Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Minimum Charge[4]		$0.01425 per $1,000 of net amount at risk	$0.035 per $1,000 of net amount at risk
Mortality and Expense Risk Charge[20]	Monthly, on each Monthly Processing Date	0.10% annually (0.00833% monthly rate) of Invested Assets for Policy Years 1-10 0.00% annually (0.00000% monthly rate) of Invested Assets for Policy Years 11 and above	All Policy Years 0.60% annually (0.05% monthly rate) of Invested Assets
Payment of Selected Monthly Premium Upon Total Disability[14]	Monthly, on each Monthly Processing Date
Maximum Charge[15]		The greater of $0.037 per $1.00 of Selected Monthly Premium, or $0.058 per $1.00 of Specified Monthly Charges	The greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 45, Guaranteed Issue Underwriting Classification[21]		$0.008 per $1.00 of Selected Monthly Premium	$0.028 per $1.00 of Selected Monthly Premium
Payment of Specified Monthly Charges Upon Total Disability[17]	Monthly, on each Monthly Processing Date
Maximum Charge[1][8]		$0.058 per $1.00 of Specified Monthly Charges	$0.147 per $1.00 of Specified Monthly Charges
Charge for Insured Attained Age 45, Guaranteed Issue underwriting classification		$0.010 per $1.00 of Specified Monthly Charges	$0.034 per $1.00 of Specified Monthly Charges

Footnotes 4, 14 and 16 of the Periodic Charges (Other than Portfolio Operating Expenses) table in the Executive Variable Universal Life Prospectus have been replaced with the following:

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The minimum current Cost of Insurance Charge assumes that the Policy was issued with the Surrender of Policy Endorsement, is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 28, Premier Non-Tobacco underwriting classification. The minimum guaranteed maximum Cost of Insurance Charge assumes that the Policy was issued with the Surrender of Policy Endorsement, is in the first Policy Year, and that the Insured has the following characteristics: Female, Issue Age 18, Premier Non-Tobacco underwriting classification. The minimum Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics. The minimum Cost of Insurance Charge may be lower if the Policy was issued without the Surrender of Policy Endorsement.

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The charges for the Payment of Selected Monthly Premium Upon Total Disability will vary based on the Insured’s Attained Age and underwriting classification. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard rate. The charges shown in the table may not be representative of the charges a particular Owner may pay. “Selected Monthly Premium” is an amount the Owner selects subject to a maximum permitted amount. The Selected Monthly Premium Benefit provides for the payment of the greater of (1) the Selected Monthly Premium or (2) the amount needed to provide for the payment of the “Specified Monthly Charges” (current Monthly Policy Charges excluding the Monthly Policy Debt Expense Charge and the charge for this benefit). (See “Optional Benefits” for more information about this benefit.) The monthly charge for this benefit is the greater of a rate times the Selected Monthly Premium or a rate times the Specified Monthly Charges.

[1][6]

The minimum Payment of Selected Monthly Premium Upon Total Disability Charge assumes that the Insured has the following characteristics: Attained Ages 18-26, standard underwriting classification. This assumes the amount of the charge determined by the Selected Monthly Premium is greater than the amount of the charge determined by the Specified Monthly Charges.

Two new footnotes, Footnote 20 and 21, of the Periodic Charges (Other than Portfolio Operating Expenses) table in the Executive Variable Universal Life Prospectus have been added stating the following:

[20]	For Policies issued without the Surrender of Policy Endorsement, the current Monthly Mortality and Expense Risk Charge is 0.00% for all Policy Years.

[21]	This assumes the charge amount determined by the Selected Monthly Premium is greater than the charge amount determined by the Specified Monthly Charges.

The following replaces the second and eighth bullets of the “Charges and Deductions – Monthly Policy Charges and Service Charges” section in the Executive Variable Universal Life Prospectus:

•

Monthly Mortality and Expense Risk Charge. The maximum amount of this charge is equal to an annual rate of 0.60% (0.05% monthly rate) of Invested Assets. Currently, for Policies with the Surrender of Policy Endorsement, the charge is equal to an annual rate of 0.10% (0.00833% monthly rate) of Invested Assets for the first ten Policy Years, and 0.00% (0.00000% monthly rate) of Invested Assets for Policy Years 11 and beyond. For Policies without the Surrender of Policy Endorsement, the current charge is equal to an annual rate of 0.00% (0.00000% monthly rate) of Invested Assets for all Policy Years. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

•

Waiver Benefit: Payment of Selected Monthly Premium Upon Total Disability and Waiver Benefit: Payment of Specified Monthly Charges Upon Total Disability. The charge for a Waiver Benefit is deducted if either of these optional benefits is selected. Charges for these optional benefits vary based on factors including but not limited to the Insured’s Attained Age and underwriting classification, and the amount of the benefit. For substandard risks, the charges may be increased by a multiple of up to 4.5 times the standard risk rate. The guaranteed maximum charge for the Payment of Selected Monthly Premium Upon Total Disability Benefit is the greater of $0.092 per $1.00 of Selected Monthly Premium, or $0.147 per $1.00 of Specified Monthly Charges. The guaranteed maximum charge for the Payment of Specified Monthly Charges Upon Total Disability Benefit is $0.147 per $1.00 of Specified Monthly Charges.

The following rows in the Periodic Charges (Other than Portfolio Operating Expenses) table in the Survivorship Variable Universal Life Prospectus are replaced as follows:

Charge	When Charge is Deducted	Amount Deducted
		Current Charge	Guaranteed Maximum Charge
Mortality and Expense Risk Charge
Mortality and Expense Risk Charge —Invested Assets Component	Monthly, on each Monthly Processing Date	0.00% annually (0.00000% monthly rate) of Invested Assets in all Policy Years	0.90% annually (0.075% monthly rate) of Invested Assets

The following replaces the second bullet point of the “Charges and Deductions – Monthly Policy Charges and Service Charges” section in the Survivorship Variable Universal Life Prospectus:

•

Monthly Mortality and Expense Risk Charge—Invested Assets Component. The maximum amount of the charge deducted is equal to an annual rate of 0.90% (0.075% monthly rate) of Invested Assets. Currently the charge is equal to an annual rate of 0.00% (0.00000% monthly rate) of Invested Assets in all Policy Years. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.

Please read this Supplement carefully and keep it with your Prospectuses for future reference.

This Supplement is dated December 27, 2012.

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